USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts(a)
LME Aluminum Futures LA, April 2025 contracts	188	$12,319,178	Apr-25	$(493,273)	(0.3)%
LME Tin Futures LT, April 2025 contracts	62	10,002,840	Apr-25	1,409,810	0.9%
LME Tin Futures LT, May 2025 contracts	61	10,992,436	May-25	255,964	0.2%
ICE Brent Crude Futures CO, July 2025 contracts	148	10,768,040	May-25	179,520	0.1%
ICE Low Sulphur Gasoil Futures QS, June 2025 contracts	160	10,694,225	Jun-25	133,775	0.1%
	619	54,776,719		1,485,796	1.0%
United States Contracts(a)
CME Cattle Feeder Futures FC, May 2025 contracts	75	10,702,175	May-25	(33,425)	(0.0)	%(b)
NYMEX NY Harbour ULSD Futures HO, June 2025 contracts	114	10,675,829	May-25	140,742	0.1%
COMEX Gold 100 OZ Futures GC, June 2025 contracts	35	10,303,300	Jun-25	722,750	0.5%
CME Live Cattle Futures LC, June 2025 contracts	132	10,386,620	Jun-25	366,100	0.2%
ICE Sugar #11 Futures SB, July 2025 contracts	501	10,559,517	Jun-25	(94,629)	(0.1)%
CBOT Soybean Oil Futures SO, July 2025 contracts	413	11,095,956	Jul-25	151,686	0.1%
ICE Cocoa Futures CC, July 2025 contracts	134	10,679,640	Jul-25	(109,720)	(0.1)%
ICE Coffee Futures KC, July 2025 contracts	74	10,490,550	Jul-25	(73,200)	(0.0)	%(b)
COMEX Copper Futures HG, July 2025 contracts	81	10,481,675	Jul-25	(192,650)	(0.1)%
NYMEX RBOB Gasoline Futures RB, September 2025 contracts	119	10,772,958	Aug-25	151,170	0.1%
NYMEX WTI Crude Oil Futures CL, November 2025 contracts	160	10,617,829	Oct-25	242,971	0.2%
	1,838	116,766,049		1,271,795	0.9%

Open Commodity Futures Contracts - Short
Foreign Contracts(a)(c)
LME Aluminum Futures LA, April 2025 contracts	188	$(11,972,223)	Apr-25	$146,318	0.1%
LME Tin Futures LT, April 2025 contracts	62	(11,151,468)	Apr-25	(261,182)	(0.2)%
	250	(23,123,691)		(114,864)	(0.1)%
Total Open Commodity Futures Contracts(d)	2,707	$148,419,077		$2,642,727	1.8%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (Continued)

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 4.36%, 4/03/2025	$2,200,000	$2,199,480	1.5%
(Cost $2,199,480)		$2,199,480	1.5%
Total Investments
(Cost $2,199,480)		$2,199,480	1.5%
Other Assets in Excess of Liabilities		148,962,345	98.5%
Total Net Assets		$151,161,825	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents greater than (0.05)%.
(c)	All short contracts are acquired solely for the purpose of reducing a long position. LME futures contracts settle on their respective maturity date.
(d)	Collateral amounted to $12,709,031 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2025 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	71.7%
United Kingdom	28.3
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	1.5%
Commodity Derivatives	1.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.